Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 555,703	$ 1,028,381
Accounts receivable, net	87,285	63,533
Investment tax credits receivable	108,382	300,404
Other tax credits	72,045	53,570
Prepaid expenses	1,357	12,976
Total Current Assets	824,772	1,458,864
Investments	$ 109,104	788
Intangible assets		4,358
Property and equipment, net	$ 23,516	24,506
Total Assets	957,392	1,488,516
Current liabilities
Accounts payable	12,338	25,309
Accrued liabilities	49,210	87,143
Deferred revenue	118,504	186,034
Total current liabiliities	180,052	$ 298,486
Deferred rent	$ 10,963
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2015 and March 31, 2015.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2015 and March 31, 2015.
Common shares, no par value, Unlimited authorized shares; 150,839,832 shares issued and outstanding as at December 31, 2015 and 143,843,889 shares as at March 31, 2015.	$ 19,432,795	$ 19,432,795
Additional paid-in capital	2,989,683	2,995,865
Accumulated deficit	(21,277,360)	(20,901,590)
Accumulated other comprehensive income	(408,828)	(297,040)
Total shareholders' equity	766,377	1,190,030
Total liability and equity	$ 957,392	$ 1,488,516